Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Issued capital	Reserve of share-based payments	Warrants Reserve	Retained earnings	Reserve of change in value of time value of options	Total
Number of shares outstanding at beginning of period at Jun. 30, 2021	13,010,176
Equity at beginning of period at Jun. 30, 2021	$ 5,750,252	$ 1,154,905	$ 119,233	$ (2,271,524)	$ 0	$ 4,752,866
Increase (decrease) in number of ordinary shares issued	3,680,000
Increase (decrease) through change in equity of subsidiaries, equity	$ 34,988,520					34,988,520
Share issue related cost	$ (4,233,129)					(4,233,129)
Issuance of Conversion of Debentures (in Shares)	751,163
Issuance of Conversion Of Debenture	$ 857,399		5,895			863,294
Issuance of Shares on Vesting of RSUs Shares	240,000
Issue of equity	$ 1,950,645				(1,950,645)	0
Increase (decrease) through share-based payment transactions, equity		6,084,861			1,950,645	8,035,506
Cancellation of Stock Options		(1,172,443)		1,172,443		0
Exercise of Warrants	243,419
Increase (decrease) through exercise of warrants, equity	$ 419,946		(54,833)			365,113
Net loss for the period				(9,446,454)		9,446,454
Net loss for the period				9,446,454		(9,446,454)
Number of shares outstanding at end of period at Jun. 30, 2022	17,924,758
Equity at end of period at Jun. 30, 2022	$ 39,733,633	6,067,323	70,295	(10,545,535)	0	35,325,716
Increase (decrease) through share-based payment transactions, equity		1,722,999			86,638	1,809,637
Cancellation of Stock Options		(1,312,757)		1,312,757		0
Exercise of Warrants	21,052
Increase (decrease) through exercise of warrants, equity	$ 36,774		(5,196)			31,578
Net loss for the period				(15,462,945)		15,462,945
Net loss for the period				15,462,945		(15,462,945)
Number of shares outstanding at end of period at Jun. 30, 2023	18,185,810
Equity at end of period at Jun. 30, 2023	$ 40,570,773	6,477,565	65,099	(24,695,723)	86,638	22,504,352
Issuance of shares on debt settlement, shares	240,000
Issuance of shares on debt settlement	$ 800,366					800,366
Share issue related cost	$ (355,016)					(355,016)
Issuance of Shares on Vesting of RSUs Shares	60,000
Issue of equity	$ 179,505				(179,505)	0
Increase (decrease) through share-based payment transactions, equity		361,081			105,244	466,325
Cancellation of Stock Options		(4,920,927)		4,920,927		0
Net loss for the period				(6,850,918)		6,850,918
Net loss for the period				6,850,918		(6,850,918)
Number of shares outstanding at end of period at Jun. 30, 2024	25,766,065
Equity at end of period at Jun. 30, 2024	$ 50,127,974	$ 1,917,719	0	(26,548,238)	0	25,497,455
Issuance of shares on financing - shares	2,133,979
Issuance of shares on financing	$ 7,707,292					7,707,292
Increase Decrease in Flow-through share liability	$ (3,637,149)					(3,637,149)
Issuance of shares per agreements - shares	3,886,276
Issuance of shares per agreements	$ 3,934,189					3,934,189
Issuance of shares per option agreements - shares	1,500,000
Issuance of shares per option agreements	$ 1,728,380					$ 1,728,380
Cancellation of RSUs				12,377	$ (12,377)
Expiry of warrants			$ (65,099)	$ 65,099